COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments
As of December 31, 2015, total installments of $238.5 million had been paid and the remaining installments to be paid amounted to $1,453.2 million, payable as of the date of this report as follows;

(in thousands of $)
2016	683,102
2017	770,099
2018	—
2019	—
2020	—
Thereafter	—
1,453,201